Common Stock and Warrants (Details - Outstanding Warrants)	9 Months Ended		12 Months Ended
	Sep. 30, 2022 $ / shares shares		Dec. 31, 2021 shares
Accumulated Other Comprehensive Income (Loss) [Line Items]
Warrants issued	23,916,400
Broker warrants issued	519,160	[1]
Warrant outstanding at beginning, balance	9,623,510		0
Exercised	0		0
Issued	14,812,050		9,623,510
Expired	0		0
Warrant outstanding at ending, balance	24,435,560		9,623,510
Warrant [Member]
Accumulated Other Comprehensive Income (Loss) [Line Items]
Warrant outstanding at beginning, balance	6,423,810		0
Exercised	0		0
Issued	0		6,423,810
Expired	0		0
Warrant outstanding at ending, balance	6,423,810		6,423,810
Warrant 1 [Member]
Accumulated Other Comprehensive Income (Loss) [Line Items]
Warrant outstanding at beginning, balance	3,199,700		0
Exercised	0		0
Issued	0		3,199,700
Expired	0		0
Warrant outstanding at ending, balance	3,199,700		3,199,700
Warrant 2 [Member]
Accumulated Other Comprehensive Income (Loss) [Line Items]
Warrant outstanding at beginning, balance	0		0
Exercised	0		0
Issued	6,320,000		0
Expired	0		0
Warrant outstanding at ending, balance	6,320,000		0
Warrant 3 [Member]
Accumulated Other Comprehensive Income (Loss) [Line Items]
Warrant outstanding at beginning, balance	0		0
Exercised	0		0
Issued	5,651,750		0
Expired	0		0
Warrant outstanding at ending, balance	5,651,750		0
Warrant 4 [Member]
Accumulated Other Comprehensive Income (Loss) [Line Items]
Warrant outstanding at beginning, balance	0		0
Exercised	0		0
Issued	2,840,300		0
Expired	0		0
Warrant outstanding at ending, balance	2,840,300		0
Warrant Issued [Member]
Accumulated Other Comprehensive Income (Loss) [Line Items]
Warrants issued	6,250,000
Broker warrants issued	173,810	[1]
Issued date	May 21
Expiration date	May 24
Exercise price | $ / shares	$ 0.15
Warrant Issued 1 [Member]
Accumulated Other Comprehensive Income (Loss) [Line Items]
Warrants issued	3,108,700
Broker warrants issued	91,000	[1]
Issued date	Sep 21
Expiration date	May 24
Exercise price | $ / shares	$ 0.15
Warrant Issued 2 [Member]
Accumulated Other Comprehensive Income (Loss) [Line Items]
Warrants issued	6,250,000
Broker warrants issued	70,000	[1]
Issued date	Apr 22
Expiration date	Apr 25
Exercise price | $ / shares	$ 0.15
Warrant Issued 3 [Member]
Accumulated Other Comprehensive Income (Loss) [Line Items]
Warrants issued	5,547,500
Broker warrants issued	104,250	[1]
Issued date	Aug 22
Expiration date	Aug 24
Exercise price | $ / shares	$ 0.12
Warrant Issued 4 [Member]
Accumulated Other Comprehensive Income (Loss) [Line Items]
Warrants issued	2,760,200
Broker warrants issued	80,100	[1]
Issued date	Sep 22
Expiration date	Sep 24
Exercise price | $ / shares	$ 0.12

[1]	Broker warrants expire 24 months from issue date